EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectus dated December 29, 2012, as amended March 8, 2013, for Institutional Class of Neuberger Berman New York Municipal Income Fund, a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on March 8, 2013 (0000898432-13-000448).